SUBSEQUENT EVENTS (Details) ¥ in Millions	1 Months Ended
	Jan. 31, 2020 CNY (¥) item	Nov. 30, 2019 CNY (¥)
SUBSEQUENT EVENTS
Total consideration		¥ 47
licensed companies from CreditEase | Subsequent event
SUBSEQUENT EVENTS
Number of licensed | item	4
Total consideration	¥ 726
Varengold Securities | Subsequent event
SUBSEQUENT EVENTS
Total consideration	¥ 13